UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22078

Master Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY			10019-6028
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1.  Reports to Stockholders.

Money Market Funds

Prime Master Fund

Treasury Master Fund

Tax-Free Master Fund

Semiannual Report

October 31, 2014

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government and agency obligations—4.55%
Federal Home Loan Bank
0.125%, due 06/02/15	$100,000,000	$99,976,722
0.170%, due 09/08/15[1]	150,000,000	149,779,708
0.190%, due 10/22/15	100,000,000	99,987,691
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[1]	150,000,000	149,948,042
US Treasury Notes
0.375%, due 11/15/15	145,000,000	145,334,537
Total US government and agency obligations (cost—$645,026,700)		645,026,700
Time deposits—13.62%
Banking-non-US—13.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/03/14	680,000,000	680,000,000
DnB NOR Bank ASA
0.050%, due 11/03/14	250,000,000	250,000,000
Natixis
0.050%, due 11/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 11/03/14	300,000,000	300,000,000
Svenska Handelsbanken
0.040%, due 11/03/14	500,000,000	500,000,000
Total time deposits (cost—$1,930,000,000)		1,930,000,000
Certificates of deposit—27.63%
Banking-non-US—25.02%
Bank of Montreal
0.233%, due 11/10/14[2]	133,000,000	133,015,494
0.220%, due 04/09/15	150,000,000	150,000,000
Bank of Nova Scotia
0.287%, due 11/19/14[2]	232,000,000	232,000,000
0.333%, due 01/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.190%, due 12/22/14	150,000,000	150,000,000
BNP Paribas SA
0.060%, due 11/06/14	300,000,000	300,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.240%, due 11/03/14[2]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 11/05/14	177,000,000	177,000,000
0.120%, due 11/06/14	175,000,000	175,000,000
KBC Bank NV
0.120%, due 11/03/14	400,000,000	400,000,000
Mizuho Bank Ltd.
0.210%, due 12/19/14	122,000,000	122,000,000
National Australia Bank Ltd.
0.231%, due 01/06/15[2]	173,000,000	173,000,000
Natixis
0.222%, due 11/03/14[2]	204,000,000	204,000,000
0.222%, due 11/04/14[2]	150,000,000	150,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	171,000,000	171,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 11/10/14	150,000,000	150,000,000
Swedbank AB
0.090%, due 11/04/14	325,000,000	325,000,000
0.080%, due 11/05/14	78,000,000	78,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		3,545,015,494
Banking-US—2.61%
Branch Banking & Trust Co.
0.100%, due 11/03/14	57,000,000	57,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
		369,500,000
Total certificates of deposit (cost—$3,914,515,494)		3,914,515,494

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—36.97%
Asset backed-miscellaneous—14.73%
Antalis US Funding Corp.
0.090%, due 11/04/14	$66,100,000	$66,099,504
0.160%, due 11/12/14	56,050,000	56,047,260
Atlantic Asset Securitization LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.182%, due 11/24/14[2]	150,000,000	150,000,000
Barton Capital LLC
0.183%, due 11/12/14[2]	250,000,000	250,000,000
0.183%, due 11/24/14[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 12/03/14	78,000,000	77,987,520
LMA Americas LLC
0.090%, due 11/05/14	125,000,000	124,998,750
0.203%, due 11/10/14[2]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 12/16/14	53,000,000	52,987,412
0.230%, due 01/06/15	162,000,000	161,931,690
0.225%, due 01/13/15	100,000,000	99,954,375
0.225%, due 01/15/15	50,000,000	49,976,563
Thunder Bay Funding LLC
0.190%, due 02/17/15	28,000,000	27,984,040
Versailles Commercial Paper LLC
0.192%, due 11/03/14[2]	100,000,000	100,000,000
0.193%, due 11/10/14[2]	50,000,000	50,000,000
0.207%, due 11/20/14[2]	70,000,000	70,000,000
0.204%, due 11/26/14[2]	150,000,000	150,000,000
Victory Receivables Corp.
0.140%, due 11/12/14	102,000,000	101,995,637
		2,086,962,751
Banking-non-US—12.23%
Australia & New Zealand Banking Group Ltd.
0.207%, due 11/18/14[2]	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.233%, due 11/07/14[2]	$150,000,000	$150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,946,167
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 12/01/14	150,000,000	149,973,806
0.190%, due 01/12/15	100,000,000	99,961,944
Natixis
0.100%, due 11/05/14	40,000,000	39,999,556
NRW Bank
0.050%, due 11/07/14	200,000,000	199,998,333
Oversea-Chinese Banking Corp. Ltd.
0.250%, due 11/14/14	75,000,000	74,993,229
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,862,847
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	250,000,000	249,906,944
United Overseas Bank Ltd.
0.180%, due 12/08/14	35,600,000	35,593,414
Westpac Banking Corp.
0.223%, due 11/10/14[2]	87,000,000	87,000,000
0.227%, due 11/19/14[2]	60,000,000	60,003,793
0.360%, due 09/24/15	45,500,000	45,351,215
Westpac Securities NZ Ltd.
0.200%, due 01/07/15	80,000,000	79,970,222
0.210%, due 01/07/15	135,000,000	134,947,238
		1,732,508,708
Banking-US—4.73%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,956,225
0.200%, due 03/04/15	100,000,000	99,931,667
Fortis Funding LLC
0.040%, due 11/03/14	185,000,000	184,999,589

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	$150,000,000	$149,938,333
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,934,375
		669,760,189
Energy-integrated—4.57%
CNPC Finance HK Ltd.
0.350%, due 11/03/14	100,000,000	99,997,917
0.400%, due 11/10/14	150,000,000	149,985,097
0.360%, due 11/18/14	50,000,000	49,991,500
0.430%, due 12/08/14	21,500,000	21,490,498
0.430%, due 12/22/14	50,000,000	49,969,583
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 11/10/14	105,000,000	104,989,500
0.400%, due 11/13/14	30,000,000	29,996,000
0.400%, due 01/05/15	142,000,000	141,897,445
		648,317,540
Finance-non-captive diversified—0.71%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,927,532
Total commercial paper (cost—$5,238,476,720)		5,238,476,720
Non-US government agency—0.81%
Export Development Canada
0.150%, due 11/03/14[2,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.84%
Banking-non-US—5.22%
Australia & New Zealand Banking Group Ltd.
1.385%, due 12/12/14[2,3]	25,000,000	25,109,134
Barclays Bank PLC
0.484%, due 11/15/14[2,4]	225,000,000	225,000,000
0.484%, due 12/15/14[2,4]	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Short-term corporate obligations—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.322%, due 01/07/15[2,3]	$175,000,000	$175,000,000
Svenska Handelsbanken AB
0.322%, due 11/28/14[2,3]	190,000,000	190,000,000
		740,109,134
Banking-US—1.24%
Wells Fargo Bank N.A.
0.324%, due 12/15/14[2]	50,000,000	50,000,000
0.373%, due 12/22/14[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank
0.190%, due 11/03/14[2]	75,000,000	75,016,287
International Bank for Reconstruction & Development
0.140%, due 11/03/14[2]	120,000,000	120,000,000
		195,016,287
Total short-term corporate obligations (cost—$1,110,125,421)		1,110,125,421
Repurchase agreements—7.68%
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $291,935,500 US Treasury Bond, 3.125% due 02/15/42; (value—$300,001,305); proceeds: $300,001,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.080% due 11/03/14, collateralized by $7,215,000 Federal Home Loan Bank obligations, 1.300% due 08/11/16, $1,460,835 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.000% due 11/20/14 to 12/10/18, $30,804,000 Federal National Mortgage Association obligations, zero coupon to 5.000% due 02/26/15 to 04/27/17 and $7,400,000 Tennessee Valley Authority, 4.625% to 4.875% due 01/15/48 to 09/15/60; (value—$48,348,001); proceeds: $47,400,316	47,400,000	47,400,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 11/07/14, collateralized by $846,856,151 various asset-backed convertible bonds, zero coupon to 10.500% due 05/01/15 to 05/15/52; (value—$106,769,121); proceeds: $100,022,500[5]	$100,000,000	$100,000,000
Repurchase agreement dated 10/20/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/05/14, collateralized by $3,072,559,274 various asset-backed convertible bonds, zero coupon to 36.396% due 08/08/16 to 09/25/57; (value—$347,513,680); proceeds: $325,228,403[4,5]	325,000,000	325,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/06/14, collateralized by $492,010,520 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $562,789,677 Federal National Mortgage Association obligations, 4.500% to 10.500% due 03/25/19 to 01/01/41 and $152,795,541 Government National Mortgage Association obligations, 3.500% due 10/20/44; (value—$255,000,000); proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $230,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$217,733); proceeds: $209,000	209,000	209,000

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Toronto-Dominion Bank, 0.100% due 11/03/14, collateralized by $11,450,998 Federal Home Loan Mortgage Corp. obligations, 3.000% due 01/01/43 and $56,333,935 Federal National Mortgage Association obligations, 2.500% to 4.500% due 11/01/27 to 08/01/44; (value—$66,300,001); proceeds: $65,000,542	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,087,609,000)		1,087,609,000
Total investments (cost—$14,040,753,335 which approximates cost for federal income tax purposes)—99.10%		14,040,753,335
Other assets in excess of liabilities—0.90%		127,463,624
Net assets—100.00%		$14,168,216,959

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$645,026,700	$—	$645,026,700
Time deposits	—	1,930,000,000	—	1,930,000,000
Certificates of deposit	—	3,914,515,494	—	3,914,515,494
Commercial paper	—	5,238,476,720	—	5,238,476,720
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,110,125,421	—	1,110,125,421
Repurchase agreements	—	1,087,609,000	—	1,087,609,000
Total	$—	$14,040,753,335	$—	$14,040,753,335

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	38.0%
Sweden	10.8
France	8.9
Canada	7.9
United Kingdom	7.3
Japan	6.6
Australia	6.1
China	4.6
Belgium	2.8
Germany	2.1
Norway	1.8
Finland	1.2
Netherlands	1.1
Singapore	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.57% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid investment as of October 31, 2014.

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2014.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
US government obligations—18.82%
US Treasury Bills[1]
0.010%, due 01/02/15	$250,000,000	$249,995,695
0.023%, due 04/02/15	250,000,000	249,976,250
0.025%, due 01/15/15	275,000,000	274,985,677
0.111%, due 08/20/15	200,000,000	199,820,744
US Treasury Notes
0.073%, due 11/03/14[2]	300,000,000	300,027,311
0.250%, due 01/15/15	135,000,000	135,020,088
0.250%, due 02/15/15	200,000,000	200,123,492
0.375%, due 11/15/15	280,000,000	280,646,003
4.250%, due 11/15/14	380,000,000	380,596,336
Total US government obligations (cost—$2,271,191,596)		2,271,191,596
Repurchase agreements—76.53%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.050% due 11/06/14, collateralized by $602,929,900 US Treasury Inflation Index Note, 1.250% due 07/15/20, $1,149,000 US Treasury Bond Principal Strip, zero coupon due 11/15/26 and $18,898,885 US Treasury Bonds Strips, zero coupon due 11/15/31 to 05/15/44; (value—$714,000,108); proceeds: $700,006,806	700,000,000	700,000,000
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $61,449,700 US Treasury Note, 1.500% due 10/31/19; (value—$61,200,091); proceeds: $60,000,400	60,000,000	60,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp., 0.100% due 11/03/14, collateralized by $9,607,900 US Treasury Inflation Indexed Bond, 2.375% due 01/15/27 and $36,584,000 US Treasury Note, 2.250% due 03/31/21; (value—$51,080,106); proceeds: $50,000,417	50,000,000	50,000,000

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/14 with Federal Reserve Bank of New York, 0.050% due 11/03/14, collateralized by $5,301,367,200 US Treasury Note, 2.500% due 08/15/23; (value—$5,450,022,722); proceeds: $5,450,022,708	$5,450,000,000	$5,450,000,000
Repurchase agreement dated 10/14/14 with Goldman Sachs & Co., 0.050% due 11/07/14, collateralized by $412,766,700 US Treasury Bonds, 4.250% to 7.500% due 11/15/16 to 11/15/40, $14,205,300 US Treasury Inflation Indexed Bond, 2.500% due 01/15/29, $3,212,300 US Treasury Inflation Index Note, 0.125% due 04/15/18, $425,437,101 US Treasury Notes, 0.250% to 4.250% due 11/15/14 to 08/31/20 and $50,811,600 US Treasury Bond Principal Strip, 4.250% due 05/15/39; (value—$1,020,000,102); proceeds: $1,000,047,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.030% due 11/03/14, collateralized by $56,928,300 US Treasury Inflation Index Note, 2.000% due 01/15/16; (value—$70,890,044); proceeds: $69,500,174	69,500,000	69,500,000
Repurchase agreement dated 10/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/04/14, collateralized by $201,602,600 US Treasury Note, 1.875% due 06/30/20; (value—$204,000,055); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 10/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/06/14, collateralized by $919,461,700 US Treasury Notes, 0.875% to 3.125% due 05/15/17 to 10/31/21, $140,000 US Treasury Bond Principal Strip, zero coupon due 05/15/30 and $2,424,544 US Treasury Bonds Strips, zero coupon due 11/15/18 to 05/15/44; (value—$918,000,036); proceeds: $900,012,250	900,000,000	900,000,000

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $55,518,000 US Treasury Notes, 1.375% to 2.500% due 12/31/18 to 08/15/23; (value—$56,100,033); proceeds: $55,000,367	$55,000,000	$55,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $525,000 US Treasury Note, 1.625% due 06/30/19; (value—$529,656); proceeds: $519,000	519,000	519,000
Repurchase agreement dated 10/30/14 with
Toronto-Dominion Bank, 0.070% due 11/06/14,
collateralized by $40,005,500 US Treasury Bills,
zero coupon due 11/06/14 to 09/17/15,
$37,536,100 US Treasury Bonds, 2.750% to
11.250% due 02/15/15 to 08/15/44, $60,162,900
US Treasury Inflation Indexed Bonds, 0.750% to
3.875% due 01/15/25 to 02/15/44, $190,217,500
US Treasury Inflation Index Notes, 0.125% to
2.000% due 01/15/15 to 07/15/24, $193,414,056
US Treasury Notes, 0.055% to 5.125%
due 11/15/14 to 05/15/24, $404,174,000
US Treasury Bonds Principal Strips,
zero coupon due 11/15/39 to 02/15/44 and
$23,200,000 US Treasury Bonds Strips,
zero coupon due 05/15/28 to 08/15/33;
(value—$765,000,044);
proceeds: $750,010,208	750,000,000	750,000,000
Total repurchase agreements (cost—$9,235,019,000)		9,235,019,000
Total investments (cost—$11,506,210,596 which approximates cost for federal income tax purposes)—95.35%		11,506,210,596
Other assets in excess of liabilities—4.65%		560,734,904
Net assets—100.00%		$12,066,945,500

Treasury Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,271,191,596	$—	$2,271,191,596
Repurchase agreements	—	9,235,019,000	—	9,235,019,000
Total	$—	$11,506,210,596	$—	$11,506,210,596

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.81%
Alabama—0.62%
University of Alabama Revenue (University Hospital), Series C, 0.050%, VRD	$9,600,000	$9,600,000
Alaska—2.27%
Alaska International Airports Revenue Refunding (System), Series A, 0.050%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,067,597
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,099,188
		35,166,785
Arizona—0.69%
AK-Chin Indian Community Revenue, 0.070%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.070%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—5.88%
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,176,635
California Statewide Communities Development Authority Revenue (University of San Diego), 0.050%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,018,260
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.040%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,036,388

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Water and Power Revenue, Subseries B-5, 0.050%, VRD	$5,400,000	$5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.030%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.040%, VRD	14,700,000	14,700,000
Series B, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.040%, VRD	5,000,000	5,000,000
Series C, 0.040%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.030%, VRD	5,000,000	5,000,000
		91,286,283
Colorado—3.74%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.070%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,116,905
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,121,786

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	$24,445,000	$24,445,000
Series A3, 0.070%, VRD	1,425,000	1,425,000
		58,023,691
District of Columbia—3.09%
District of Columbia Multimodal University Revenue (American University), 0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States), 0.050%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.030%, VRD	10,300,000	10,300,000
Subseries B-2, 0.050%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.070%, VRD	16,990,000	16,990,000
		47,990,000
Florida—4.18%
Gainesville Utilities System Revenue, Series A, 0.050%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080%, VRD	35,625,000	35,625,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.060%, VRD	20,900,000	20,900,000
Subseries B-1, 0.060%, VRD	5,840,000	5,840,000
		64,835,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—1.05%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.050%, VRD	$9,050,000	$9,050,000
Series B-2, 0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—1.37%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,262,129
Illinois—10.90%
City of Chicago, Series D-1, 0.080%, VRD	21,940,000	21,940,000
Series D-2, 0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.060%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.060%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070%, VRD	3,600,000	3,600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.050%, VRD	$5,000,000	$5,000,000
Series A-2D, 0.050%, VRD	17,200,000	17,200,000
Illinois State, Series B-5, 0.050%, VRD	27,700,000	27,700,000
Series B-6, 0.050%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.060%, VRD	4,060,000	4,060,000
		169,100,000
Indiana—4.22%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.040%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070%, VRD	15,150,000	15,150,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.040%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.050%, VRD	2,600,000	2,600,000
		65,470,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	$2,485,000	$2,485,000
Kansas—0.50%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.050%, VRD	7,700,000	7,700,000
Kentucky—0.17%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.060%, VRD	2,560,000	2,560,000
Louisiana—1.53%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.060%, VRD	15,900,000	15,900,000
Series B, 0.060%, VRD	400,000	400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.060%, VRD	1,000,000	1,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	6,500,000	6,500,000
		23,800,000
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	2,000,000	2,000,000
Series B, 0.050%, VRD	5,200,000	5,200,000
Series B-2, 0.050%, VRD	11,000,000	11,000,000
		18,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—3.38%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.050%, VRD	$1,053,000	$1,053,000
0.050%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.050%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.060%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.060%, VRD	24,500,000	24,500,000
Massachusetts State Revenue Anticipation Notes, Series A, 1.500%, due 04/23/15	10,000,000	10,066,753
		52,390,753
Michigan—0.88%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.03%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.060%, VRD	8,165,000	8,165,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	6,000,000	6,000,000
Series B, 0.050%, VRD	1,850,000	1,850,000
		16,015,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.070%, VRD	$4,000,000	$4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.080%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.26%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.040%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.060%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.080%, VRD	1,200,000	1,200,000
Series B, 0.070%, VRD	2,500,000	2,500,000
Series C, 0.070%, VRD	8,600,000	8,600,000
0.070%, VRD	300,000	300,000
		19,560,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.060%, VRD	8,845,000	8,845,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—1.41%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.040%, VRD	$21,880,000	$21,880,000
New York—8.59%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.050%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.060%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	1,450,000	1,450,000
Series BB-5, 0.060%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.070%, VRD	9,645,000	9,645,000
Series B-4, 0.060%, VRD	550,000	550,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	13,200,000	13,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City, Series F, Subseries F-3, 0.060%, VRD	$1,800,000	$1,800,000
Subseries L-3, 0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.050%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.050%, VRD	1,950,000	1,950,000
Series A-2, 0.050%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.060%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.040%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B, 0.040%, VRD	1,625,000	1,625,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	6,900,000	6,900,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.040%, VRD	3,870,000	3,870,000
Series B-2C, 0.060%, VRD	5,315,000	5,315,000
		133,335,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.97%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$41,315,000	$41,315,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.050%, VRD	2,200,000	2,200,000
Series H, 0.070%, VRD	26,185,000	26,185,000
Guilford County, Series B, 0.050%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.030%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,000,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,243,883
University of North Carolina Chapel Hill Revenue, Series B, 0.070%, VRD	1,300,000	1,300,000
		92,623,883
Ohio—5.62%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.060%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.030%, VRD	29,000,000	29,000,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.050%, VRD	10,800,000	10,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.050%, VRD	$1,895,000	$1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.040%, VRD	8,000,000	8,000,000
Ohio State (Common Schools), Series B, 0.030%, VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.060%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.030%, VRD	1,000,000	1,000,000
		87,210,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.040%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,127,801
		23,322,801
Pennsylvania—4.29%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.070%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.050%, VRD	2,000,000	2,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	$5,325,000	$5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.050%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.030%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.060%, VRD	5,255,000	5,255,000
		66,585,000
Rhode Island—0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.050%, VRD	3,000,000	3,000,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.040%, VRD	4,370,000	4,370,000
Texas—5.83%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.070%, VRD	10,500,000	10,500,000
Subseries C-2, 0.070%, VRD	5,700,000	5,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.070%, VRD	$6,965,000	$6,965,000
Series A-2, 0.070%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.050%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A, 0.070%, VRD	5,450,000	5,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.050%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238), 0.060%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.060%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	22,000,000	22,249,030
University of Texas University Revenues (Financing Systems), Series B, 0.030%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.030%, VRD	2,600,000	2,600,000
		90,474,030
Utah—1.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070%, VRD	22,075,000	22,075,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.10%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.050%, VRD	$10,700,000	$10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.040%, VRD	3,310,000	3,310,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.040%, VRD	3,000,000	3,000,000
		17,010,000
Washington—2.14%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.060%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.050%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.050%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.050%, VRD	3,750,000	3,750,000
		33,120,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.050%, VRD	2,000,000	2,000,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,495,355)		1,362,495,355

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.12%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$6,000,000	$6,000,000
Connecticut—0.64%
Yale University, 0.070%, due 11/07/14	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue, 0.070%, due 12/04/14	10,615,000	10,615,000
Maryland—2.25%
Johns Hopkins University, 0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County, 0.070%, due 11/05/14	12,000,000	12,000,000
0.060%, due 12/04/14	8,000,000	8,000,000
0.070%, due 12/04/14	8,000,000	8,000,000
		34,900,000
Minnesota—1.93%
Mayo Clinic, 0.080%, due 12/02/14	10,000,000	10,000,000
0.080%, due 12/08/14	20,000,000	20,000,000
		30,000,000
Missouri—0.75%
University of Missouri, 0.040%, due 11/04/14	11,583,000	11,583,000
Tennessee—1.09%
Vanderbilt University, 0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—1.68%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	4,000,000	4,000,000
0.100%, due 02/05/15	6,000,000	6,000,000
0.070%, due 02/12/15	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas, 0.050%, due 11/17/14	$12,000,000	$12,000,000
		26,000,000
Virginia—1.74%
University of Virginia, 0.080%, due 12/04/14	7,000,000	7,000,000
0.080%, due 12/09/14	10,000,000	10,000,000
0.080%, due 02/04/15	10,000,000	10,000,000
		27,000,000
Washington—0.97%
University of Washington, 0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,550,593,355 which approximates cost for federal income tax purposes)—99.93%		1,550,593,355
Other assets in excess of liabilities—0.07%		1,032,377
Net assets—100.00%		$1,551,625,732

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,362,495,355	$—	$1,362,495,355
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	$—	$1,550,593,355	$—	$1,550,593,355

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—October 31, 2014
(unaudited)

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.43% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2014 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2014 to October 31, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

Tax-Free Master Fund

	Beginning account value May 1, 2014	Ending account value October 31, 2014	Expenses paid during period[1] 05/01/14 to 10/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.26	0.05

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	43 days	35 days	41 days
Net assets (bln)	$14.2	$15.8	$17.5
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Commercial paper	37.0%	35.2%	44.8%
Certificates of deposit	27.6	24.6	16.8
Time deposits	13.6	13.8	14.0
Repurchase agreements	7.7	13.6	13.3
Short-term corporate obligations	7.8	7.1	5.1
US government and agency obligations	4.6	5.0	6.0
Non-US government obligation	0.8	0.7	—
Other assets less liabilities	0.9	0.0[3]	0.0[3]
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	28 days	27 days	48 days
Net assets (bln)	$12.1	$12.5	$12.9
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Repurchase agreements	76.5%	72.4%	62.1%
US government obligations	18.8	25.1	36.5
Other assets less liabilities	4.7	2.5	1.4
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/14	04/30/14	10/31/13
Weighted average maturity[1]	33 days	23 days	34 days
Net assets (bln)	$1.6	$1.4	$1.6
Portfolio composition[2]	10/31/14	04/30/14	10/31/13
Municipal bonds and notes	87.8%	84.2%	85.1%
Tax-exempt commercial paper	12.1	15.7	14.8
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Statement of operations
For the six months ended October 31, 2014 (unaudited)

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$15,602,367	$3,626,926
Expenses:
Investment advisory and administration fees	7,630,024	5,863,070
Trustees' fees	62,513	55,977
	7,692,537	5,919,047
Fee waivers by investment advisor	—	(2,884,625)
Net expenses	7,692,537	3,034,422
Net investment income	7,909,830	592,504
Net realized gain	45,686	64,847
Net increase in net assets resulting from operations	$7,955,516	$657,351

See accompanying notes to financial statements

Tax-Free Master Fund
Investment income:
Interest	$488,105
Expenses:
Investment advisory and administration fees	767,579
Trustees' fees	16,751
784,330
Fee waivers by investment advisor	(374,747)
Net expenses	409,583
Net investment income	78,522
Net realized gain	55
Net increase in net assets resulting from operations	$78,577

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2014 (unaudited)	For the year ended April 30, 2014
Prime Master Fund
From operations:
Net investment income	$7,909,830	$20,089,113
Net realized gain	45,686	199,522
Net increase in net assets resulting from operations	7,955,516	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,603,475,585)	(3,394,160,779)
Net decrease in net assets	(1,595,520,069)	(3,373,872,144)
Net assets:
Beginning of period	15,763,737,028	19,137,609,172
End of period	$14,168,216,959	$15,763,737,028
Treasury Master Fund
From operations:
Net investment income	$592,504	$1,367,051
Net realized gain	64,847	111,413
Net increase in net assets resulting from operations	657,351	1,478,464
Net increase (decrease) in net assets from beneficial interest transactions	(444,868,573)	284,127,950
Net increase (decrease) in net assets	(444,211,222)	285,606,414
Net assets:
Beginning of period	12,511,156,722	12,225,550,308
End of period	$12,066,945,500	$12,511,156,722
Tax-Free Master Fund
From operations:
Net investment income	$78,522	$233,380
Net realized gain	55	107,759
Net increase in net assets resulting from operations	78,577	341,139
Net increase (decrease) in net assets from beneficial interest transactions	160,509,632	(165,629,447)
Net increase (decrease) in net assets	160,588,209	(165,288,308)
Net assets:
Beginning of period	1,391,037,523	1,556,325,831
End of period	$1,551,625,732	$1,391,037,523

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2014
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.10%[1]
Supplemental data:
Net assets, end of period (000's)	$14,168,217
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$12,066,946
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.05%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000's)	$1,551,626

1  Annualized.

2  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

	Years ended April 30,
	2014	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Net investment income	0.11%	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of period (000's)	$15,763,737	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%[2]	0.06%	0.10%[2]	0.10%
Net investment income	0.01%	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of period (000's)	$12,511,157	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.07%	0.10%[2]	0.10%[2]	0.10%	0.10%[2]
Net investment income	0.01%	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of period (000's)	$1,391,038	$1,556,326	$1,160,792	$1,485,784	$1,933,132

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation

Master Trust

Notes to financial statements (unaudited)

to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM").

Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,216,644, $469,731 and $52,998, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At October 31, 2014, UBS Global AM owed $35,294, $33,626 and $9,947 for the independent trustees fees and expenses to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to

Master Trust

Notes to financial statements (unaudited)

waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2014, UBS Global AM voluntarily waived $2,884,625 and $374,747 for Treasury Master Fund and Tax-Free Master Fund, respectively, for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any

Master Trust

Notes to financial statements (unaudited)

UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended October 31, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$815,620,424
Tax-Free Master Fund	78,574,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At October 31, 2014, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$21,610,233,062	$49,173,642,552
Withdrawals	(23,213,708,647)	(52,567,803,331)
Net decrease in beneficial interest	$(1,603,475,585)	$(3,394,160,779)
Treasury Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$12,297,782,766	$25,983,033,439
Withdrawals	(12,742,651,339)	(25,698,905,489)
Net increase (decrease) in beneficial interest	$(444,868,573)	$284,127,950
Tax-Free Master Fund	For the six months ended October 31, 2014	For the year ended April 30, 2014
Contributions	$991,431,189	$1,704,139,597
Withdrawals	(830,921,557)	(1,869,769,044)
Net increase (decrease) in beneficial interest	$160,509,632	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an SEC registered feeder fund investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2014, that there were no significant

Master Trust

Notes to financial statements (unaudited)

uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

Master Trust

Board approval of management contract
(unaudited)

Background—At a meeting of the board of Master Trust (the "Trust") on July 15-16, 2014, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the management contract (the "Management Contract") between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and the Trust, with respect to Prime Master Fund ("Prime Master"), Treasury Master Fund ("Treasury Master") and Tax-Free Master Fund ("Tax-Free Master" and, together with Prime Master and Treasury Master, each a "Master Fund" and together the "Master Funds"). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management's presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered "feeder funds" that invest in the Master Funds (the "Feeder Funds"). The board noted that it received

Master Trust

Board approval of management contract
(unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund's and Feeder Fund's affairs and UBS Global AM's role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds' and the Feeder Funds' expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds' and the Feeder Funds' senior personnel and the Master Funds' portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on each Master Fund's and corresponding Feeder Fund's performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Master Trust

Board approval of management contract
(unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the "Contractual Management Fee") to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund's expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund's fees, the board assessed (i) each Master Fund's Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund's portion of its Master Fund's Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund's overall expenses.

In addition to reviewing each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2015. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM's voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrange-

Master Trust

Board approval of management contract
(unaudited)

ments are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund's portion of its corresponding Master Fund's Contractual Management Fee and Actual Management Fee and each Feeder Fund's overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group").

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund's Actual Management Fee and total expenses and the Prime Capital Feeder Fund's Actual Management Fee, the Prime Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. (Below median expenses represents fees or expenses that are lower relative to the median and above median ex-

Master Trust

Board approval of management contract
(unaudited)

penses represents fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.) The Prime Capital Feeder Fund's Actual Management Fee was the highest in its Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund's Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3 basis points (0.03%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund's Actual Management Fee was above its Expense Group median by 11.3 basis points (0.113%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund's total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Master Trust

Board approval of management contract
(unaudited)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund's Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds' fees taken into account. The Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund's performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2014 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2014. Although the board received informa-

Master Trust

Board approval of management contract
(unaudited)

tion for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund's performance is correlated with its corresponding Master Fund's performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the one- and three-year periods. The Treasury Capital Feeder Fund ranked first in its Performance Universe for the one-year period and since inception.

Master Trust

Board approval of management contract
(unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund's improved performance over recent periods.

Based on its review, the board concluded that each Master Fund's investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Master Funds' assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds' shareholders.

The board noted that although each Master Fund's Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global

Master Trust

Board approval of management contract
(unaudited)

AM paid most of each Master Fund's non-management operating expenses under the "unitary" fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds' shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM's ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Manager

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Placement Agent

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)         (1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)         (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)         (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)         Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2015